Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7. P
REPAID
E
XPENSES
AND
O
THER
C
URRENT
A
SSETS
Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Recovery of future customer compensation	$61,306	$58,319
Insurance recovery asset	480	480
Prepaid expenses	8,391	9,573
Other current assets	5,510	4,132

Total prepaid expenses and other current assets	$75,687	$72,504

Recovery of future customer compensation represents expected recoveries of compensation to be paid to customers for event cancellations or other service issues related to previously recorded sales transactions. The increase in the recovery of future customer compensation costs increased by $3.0 million due to an increase in order volume, which was partially offset by a reduction in the estimated rate of future cancellations as of March 31, 2022. The provision related to these expected recoveries is included in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets.

8. P
REPAID
EXPENSES
AND
OTHER
CURRENT
ASSETS
Prepaid expenses and other current assets at December 31, 2021 and 2020 consist of the following (in thousands):

	2021	2020
Recovery of future customer compensation	$58,319	$75,257
Insurance recovery asset	480	2,500
Prepaid expenses	9,573	2,309
Other current assets	4,132	—

Total prepaid expenses and other current assets	$72,504	$80,066

Recovery of future customer compensation represents expected recoveries of compensation to be paid to customers for event cancellations or other service issues related to previously recorded sales transactions. Recovery of future customer compensation costs decreased by $16.9 million during the year ended December 31, 2021, due to a reduction in the estimated rate of future cancellations in 2021 compared to 2020, partially offset by an increase in order volume. The provision related to these expected recoveries are included in Accrued expenses and other current liabilities in the Consolidated Balance Sheets.
Prepaid expenses increased by $7.3 million primarily related to a $4.5 million prepayment in a legal settlement pool. Other current assets was $4.1 million at December 31, 2021 due to a deposit associated with a corporate credit card.